Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents		$ 120	$ 261
Customer receivables (less allowance for doubtful accounts)		1,660	1,523
Other receivables (less allowance for doubtful accounts)	[1]	126	183
Inventories
Materials and supplies		1,049	1,087
Fossil fuel		328	341
Gas stored		100	96
Prepayments		260	194
Regulatory assets		294	244
Other		397	319
Total current assets		4,334	4,248
Investments
Nuclear decommissioning trust funds		5,093	4,484
Investment in equity method affiliates		1,544	1,561
Other		327	298
Total investments		6,964	6,343
Property, Plant and Equipment
Property, plant and equipment		74,823	69,556
Accumulated depreciation, depletion and amortization		(21,065)	(19,592)
Total property, plant and equipment, net		53,758	49,964
Deferred Charges and Other Assets
Goodwill	[2]	6,405	6,399
Pension and other postretirement benefit assets		1,378	1,078
Intangible assets, net		685	618
Regulatory assets		2,480	2,473
Other		581	487
Total deferred charges and other assets		11,529	11,055
Total assets		76,585	71,610
Current Liabilities
Securities due within one year		3,078	1,709
Short-term debt		3,298	3,155
Accounts payable		875	1,000
Accrued interest, payroll and taxes		848	798
Other		1,537	1,453
Total current liabilities		9,636	8,115
Long-Term Debt
Long-term debt		25,588	24,878
Junior subordinated notes		3,981	2,980
Remarketable subordinated notes		1,379	2,373
Long-Term Debt		30,948	30,231
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		4,523	8,602
Regulatory liabilities		6,916	2,622
Asset retirement obligations		2,169	2,236
Pension and other postretirement benefit liability		2,160	2,112
Other	[3]	863	852
Total deferred credits and other liabilities		16,631	16,424
Total liabilities		57,215	54,770
Commitments and Contingencies
Equity
Common stock-no par	[4]	9,865	8,550
Retained earnings		7,936	6,854
Accumulated other comprehensive loss		(659)	(799)
Total common shareholders' equity		17,142	14,605
Noncontrolling interests		2,228	2,235
Total equity		19,370	16,840
Total liabilities and equity		76,585	71,610
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		14	11
Customer receivables (less allowance for doubtful accounts)		951	892
Other receivables (less allowance for doubtful accounts)		64	99
Affiliated receivables		3	112
Inventories
Materials and supplies		531	525
Fossil fuel		319	328
Prepayments		27	30
Regulatory assets		205	179
Other	[5]	110	72
Total current assets		2,224	2,248
Investments
Nuclear decommissioning trust funds		2,399	2,106
Other		3	3
Total investments		2,402	2,109
Property, Plant and Equipment
Property, plant and equipment		42,329	40,030
Accumulated depreciation, depletion and amortization		(13,277)	(12,436)
Total property, plant and equipment, net		29,052	27,594
Deferred Charges and Other Assets
Pension and other postretirement benefit assets	[5]	199	130
Intangible assets, net		233	225
Regulatory assets		810	770
Derivative assets	[5]	91	128
Other		128	104
Total deferred charges and other assets		1,461	1,357
Total assets		35,139	33,308
Current Liabilities
Securities due within one year		850	678
Short-term debt		542	65
Accounts payable		361	444
Payables to affiliates		125	109
Affiliated current borrowings		33	262
Accrued interest, payroll and taxes		256	239
Asset retirement obligations		216	181
Other	[5]	537	544
Total current liabilities		2,920	2,522
Long-Term Debt
Long-Term Debt		10,496	9,852
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		2,728	5,103
Regulatory liabilities		4,760	1,962
Asset retirement obligations		1,149	1,262
Pension and other postretirement benefit liability	[5]	505	396
Other		357	346
Total deferred credits and other liabilities		9,499	9,069
Total liabilities		22,915	21,443
Commitments and Contingencies
Equity
Common stock-no par	[6]	5,738	5,738
Other paid-in capital		1,113	1,113
Retained earnings		5,311	4,968
Accumulated other comprehensive loss		62	46
Total common shareholders' equity		12,224	11,865
Total equity		12,224	11,865
Total liabilities and equity		35,139	33,308
Dominion Energy Gas Holdings, LLC
Current Assets
Cash and cash equivalents		4	23
Customer receivables (less allowance for doubtful accounts)	[7]	297	281
Other receivables (less allowance for doubtful accounts)	[7]	15	13
Affiliated receivables		10	17
Inventories
Materials and supplies		55	57
Gas stored		9	13
Prepayments	[7]	112	94
Regulatory assets	[8]	26	26
Gas imbalances		46	37
Other	[7]	52	47
Total current assets		600	582
Investments
Investment in equity method affiliates		95	98
Total investments		97	99
Property, Plant and Equipment
Property, plant and equipment		11,173	10,475
Accumulated depreciation, depletion and amortization		(3,018)	(2,851)
Total property, plant and equipment, net		8,155	7,624
Deferred Charges and Other Assets
Goodwill	[2]	542	542
Pension and other postretirement benefit assets		1,828	1,557
Intangible assets, net		109	98
Regulatory assets		511	577
Other	[7]	98	63
Total deferred charges and other assets	[7]	3,088	2,837
Total assets		11,940	11,142
Current Liabilities
Short-term debt		629	460
Accounts payable		193	221
Payables to affiliates		62	29
Affiliated current borrowings		18	118
Accrued interest, payroll and taxes		250	225
Other	[7]	189	162
Total current liabilities		1,341	1,215
Long-Term Debt
Long-Term Debt		3,570	3,528
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		1,454	2,438
Regulatory liabilities		1,227	219
Other	[7]	185	206
Total deferred credits and other liabilities		2,866	2,863
Total liabilities		7,777	7,606
Commitments and Contingencies
Equity
Membership interests		4,261	3,659
Accumulated other comprehensive loss		(98)	(123)
Total equity		4,163	3,536
Total liabilities and equity		$ 11,940	$ 11,142

[1]	See Note 9 for amounts attributable to related parties.
[2]	Goodwill amounts do not contain any accumulated impairment losses.
[3]	See notes 3 and 9 for amounts attributable to related parties.
[4]	1 billion shares authorized; 645 million shares and 628 million shares outstanding at December 31, 2017 and 2016, respectively.
[5]	See Note 24 for amounts attributable to affiliates.
[6]	500,000 shares authorized; 274,723 shares outstanding at December 31, 2017 and 2016.
[7]	See Note 24 for amounts attributable to related parties.
[8]	Current regulatory assets are presented in other current assets in the Consolidated Balance Sheets of Dominion Energy Gas.